Expense Example	Jan. 28, 2026 USD ($)
RiverPark Large Growth Fund | Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 127
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	699
Expense Example, with Redemption, 10 Years	1,543
RiverPark Large Growth Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	323
Expense Example, with Redemption, 5 Years	561
Expense Example, with Redemption, 10 Years	1,246
RiverPark Large Growth Fund | C Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	203
Expense Example, with Redemption, 3 Years	632
Expense Example, with Redemption, 5 Years	1,086
Expense Example, with Redemption, 10 Years	2,346
Wedgewood Fund | Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	405
Expense Example, with Redemption, 5 Years	704
Expense Example, with Redemption, 10 Years	1,553
Wedgewood Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	597
Expense Example, with Redemption, 10 Years	1,331
Wedgewood Fund | C Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	203
Expense Example, with Redemption, 3 Years	648
Expense Example, with Redemption, 5 Years	1,120
Expense Example, with Redemption, 10 Years	2,423
RiverPark Short Term High Yield Fund | Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,500
RiverPark Short Term High Yield Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
RiverPark Long/Short Opportunity Fund | Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	203
Expense Example, with Redemption, 3 Years	667
Expense Example, with Redemption, 5 Years	1,157
Expense Example, with Redemption, 10 Years	2,509
RiverPark Long/Short Opportunity Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	188
Expense Example, with Redemption, 3 Years	594
Expense Example, with Redemption, 5 Years	1,026
Expense Example, with Redemption, 10 Years	2,228
RiverPark Long/Short Opportunity Fund | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	288
Expense Example, with Redemption, 3 Years	895
Expense Example, with Redemption, 5 Years	1,528
Expense Example, with Redemption, 10 Years	3,229
RiverPark Floating Rate CMBS Fund | Retail Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	433
Expense Example, with Redemption, 5 Years	760
Expense Example, with Redemption, 10 Years	1,687
RiverPark Floating Rate CMBS Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	564
Expense Example, with Redemption, 10 Years	1,275
Riverpark/Next Century Growth Fund | Retail Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	546
Expense Example, with Redemption, 5 Years	976
Expense Example, with Redemption, 10 Years	2,172
Riverpark/Next Century Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	457
Expense Example, with Redemption, 5 Years	820
Expense Example, with Redemption, 10 Years	1,842
RiverPark/Next Century Large Growth Fund | Retail Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	601
Expense Example, with Redemption, 5 Years	1,101
Expense Example, with Redemption, 10 Years	2,479
RiverPark/Next Century Large Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	577
Expense Example, with Redemption, 5 Years	1,078
Expense Example, with Redemption, 10 Years	$ 2,459